Note 17 - Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

17. Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	December 31,
	2022	2021
Accrued compensation and employee benefits	$1,732	$2,122
Accrued professional services	456	1,131
Other accrued liabilities	243	176
Total accrued liabilities	$2,431	$3,429